ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

	December 31,
	2021	2020
Payroll and related expenses	$232,578	$190,274
Accrued expenses	112,856	95,951
Government authorities	140,443	127,129
Other	1,670	3,820
	$487,547	$417,174